RIGHT-OF-USE ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RIGHT-OF-USE ASSETS
As at beginning of year	$ 1,505
As at ending of year	1,552	$ 1,505
Right-of-use assets	1,552	1,505
COST
RIGHT-OF-USE ASSETS
As at beginning of year	3,184	3,177
New leases	512	41
End of leases	(889)	(73)
Remeasurement of lease	81	39
As at ending of year	2,888	3,184
Right-of-use assets	2,888	3,184
ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(1,679)	(1,293)
Depreciation	546	459
End of leases	(889)	(73)
As at ending of year	(1,336)	(1,679)
Right-of-use assets	(1,336)	(1,679)
Buildings
RIGHT-OF-USE ASSETS
As at beginning of year	1,470
As at ending of year	1,058	1,470
Right-of-use assets	1,058	1,470
Buildings | COST
RIGHT-OF-USE ASSETS
As at beginning of year	3,145	3,106
End of leases	(889)
Remeasurement of lease	81	39
As at ending of year	2,337	3,145
Right-of-use assets	2,337	3,145
Buildings | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(1,675)	(1,241)
Depreciation	493	434
End of leases	(889)
As at ending of year	(1,279)	(1,675)
Right-of-use assets	$ (1,279)	(1,675)
Buildings | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	5 years
Buildings | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	10 years
Equipment | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Equipment | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	5 years
Rolling Stock
RIGHT-OF-USE ASSETS
As at beginning of year	$ 35
As at ending of year	494	35
Right-of-use assets	494	35
Rolling Stock | COST
RIGHT-OF-USE ASSETS
As at beginning of year	39	71
New leases	512	41
End of leases		(73)
As at ending of year	551	39
Right-of-use assets	551	39
Rolling Stock | ACCUMULATED DEPRECIATION
RIGHT-OF-USE ASSETS
As at beginning of year	(4)	(52)
Depreciation	53	25
End of leases		(73)
As at ending of year	(57)	(4)
Right-of-use assets	$ (57)	$ (4)
Rolling Stock | Minimum
RIGHT-OF-USE ASSETS
Lease term (in years)	2 years
Rolling Stock | Maximum
RIGHT-OF-USE ASSETS
Lease term (in years)	5 years